Tax (Details) - BRL (R$) R$ in Thousands		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Tax [Line Items]
Effective tax rate	R$ 0
Guiabolso [Member]
Tax [Line Items]
Income tax rate		34.00%
Crednovo [Member]
Tax [Line Items]
Income tax rate		40.00%
Brazil [Member]
Tax [Line Items]
Income tax rate		25.00%
Financial Entities [Member]
Tax [Line Items]
Income tax rate		20.00%
Non-Financial Entities [Member]
Tax [Line Items]
Income tax rate		9.00%